Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	6 Months Ended
	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Diluted net loss per share | (per share)	¥ (0.348)	$ (0.050)	¥ (0.434)
Diluted net loss per ADS | (per share)	¥ (0.522)	$ (0.076)	¥ (0.651)
Weighted average number of shares used in computation of diluted (in Shares)	90,472,014	90,472,014	90,472,014